MATERIAL ACCOUNTING POLICY INFORMATION (Details)	12 Months Ended
Mar. 31, 2025
Statement [Line Items]
Classification Balance Due to Related Parties	Amortized cost
Accounts payable and accrued liabilities
Statement [Line Items]
Classification	Amortized cost
Cash
Statement [Line Items]
Classification	Amortized cost
Marketable Securities
Statement [Line Items]
Classification	FVTOCI
Restricted Cash
Statement [Line Items]
Classification	Amortized cost
Amounts Receivable and Other Assets
Statement [Line Items]
Classification	Amortized cost